Other Accounts Receivable And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Government authorities	$ 14,150	$ 13,789
Advances to suppliers	3,140	7,126
Prepaid expenses	16,636	12,358
Other	4,817	4,008
Other accounts receivable and prepaid expenses	$ 38,743	$ 37,281